Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,	December 31,
	2023	2022

Credit Agreement	$1,042,059	$568,672
3.84% Senior Notes	60,000	90,000
4.53% Notes	60,000	60,000
Capital leases maturing at various dates through 2028	20,048	15,334
Other long-term debt maturing at various dates up to 2023	-	457
	1,182,107	734,463
Less: current portion	37,132	35,665

Long-term debt - non-current	$1,144,975	$698,798

Schedule of Maturities of Long-Term Debt [Table Text Block]
2024	$37,132
2025	36,187
2026	3,578
2027	1,044,428
2028 and thereafter	60,782